Note 15 - FLOODING IN THAILAND	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
FLOODING IN THAILAND

Siam Pacific, a wholly owned subsidiary of Charoong Thai, suspended operations temporarily in 2011 due to damage sustained from the region’s flooding. The facilities of Siam Pacific, located 30 kilometers north of Bangkok, manufactures enameled wire and communication wire. The facility sustained water damage, as the water level reached approximately 1.5 meters which damaged some of the machinery and equipment in the plant, as well as some of the inventories in the warehouse. As a result, the Company recorded $3,947 and $888 of flood-related charges, including property, plant and equipment impairments, repairing charges and a write-down of damaged inventory and recognized $874 and $8 of deferred tax assets related to the charges in 2011 and 2012, respectively. These charges are separately stated as a line item, “Charges related to flooding” included in operating expense on the consolidated statement of operations.

The following table summarizes the flood related charges for the years ended December 31, 2011 and 2012:

	Year ended December 31,
	2011	2012

Inventory write-down	$ 3,572	$ –
Property, plant and equipment impairment	25	–
Repairing charges	350	888
Total charges	$ 3,947	$ 888

The Company’s insurance policy covers the flood damage to the building, machinery, and inventory; however, it does not cover losses incurred due to the business disruption. The process of submitting claims to the Company’s insurers was ongoing and the Company was unable to determine of the amount of losses to be recovered from the insurance company in 2011.

During the year ended December 31, 2012, Siam Pacific received a letter which confirmed the settlement amount of $4.8 million (Baht 149 million) from an independent surveyor on behalf of the insurance company. The Company recorded the compensation of $4.8 million as a component of in the consolidated statement of operations in the year ended December 31, 2012. During the year ended December 31, 2012, Siam Pacific received payment of $3.5 million (Baht 109 million) and Siam Pacific expected that the remaining of $1.3 million will be received within six months after the balance sheet date and recorded as prepaid expenses and other current assets on the balance sheet.